UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS
(Exact name of Registrant as specified in charter)

110 Wall Street
New York, NY 10005-5991
(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg
Goehring & Rozencwajg Associates, LLC
110 Wall Street
New York, NY 10005-5991
 (Name and address of agent for service)

With copies to:

James M. Forbes, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston St.
Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Goehring & Rozencwajg Resources Fund - Schedule of Investments
As of February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.9%)
ENERGY (52.2%)
Coal Operations (8.0%)
Arch Coal, Inc. - Class A(a)	3,300	$237,138
Contura Energy, Inc.(a)	3,100	206,429
		443,567
Exploration & Production (28.1%)
Advantage Oil & Gas Ltd.(a)	8,900	53,606
Birchcliff Energy Ltd.(a)	8,800	47,439
Concho Resources, Inc.(a)	500	66,225
Continental Resources, Inc.(a)	1,000	45,200
Diamondback Energy, Inc.(a)	700	70,602
Energen Corp.(a)	1,200	63,000
EOG Resources, Inc.	1,200	116,388
Jones Energy, Inc. - Class A(a)	30,800	98,560
Matador Resources Co.(a)	6,800	163,676
Painted Pony Petroleum Ltd.(a)	8,800	45,517
Parsley Energy, Inc. - Class A(a)	5,200	158,028
PDC Energy, Inc.(a)	2,900	196,011
Pioneer Natural Resources Co.	1,800	334,745
RSP Permian, Inc.(a)	2,200	86,878
		1,545,875
Oil & Gas Services & Equipment (16.1%)
Atwood Oceanics, Inc.(a)	4,200	44,142
Basic Energy Services, Inc.(a)	4,400	173,272
Canadian Energy Services & Technology Corp.	5,300	29,888
Diamond Offshore Drilling, Inc.(a)	3,100	52,204
Ensco PLC - Class A	8,800	85,712
Helmerich & Payne, Inc.	900	61,533
Noble Corp. PLC	22,000	146,960
Rowan Cos PLC - Class A(a)	13,300	240,996
Transocean Ltd.(a)	3,800	52,516
		887,223
MATERIALS (43.7%)
Agricultural Chemicals (10.7%)
CF Industries Holdings, Inc.	5,000	157,100
The Mosaic Co.	6,800	212,092
Sociedad Quimica y Minera de Chile SA - Sponsored ADR	7,000	220,500
		589,692
Base Metals (16.6%)
Copper Mountain Mining Corp(a)	58,200	50,392
Dalradian Resources, Inc.(a)	44,800	41,488
Excelsior Mining Corp.(a)	70,000	42,162
First Quantum Minerals Ltd.	8,600	89,484
Freeport-McMoRan, Inc.(a)	14,400	192,960
Hudbay Minerals, Inc.	14,500	112,336
KGHM Polska Miedz SA	3,700	117,398
Lundin Mining Corp.(a)	16,600	99,860
Southern Copper Corp.	2,500	91,650
Turquoise Hill Resources Ltd.(a)	25,000	79,250
		916,980
Other Mined Minerals (3.2%)
Auryn Resources, Inc.(a)	18,400	42,945

Security Description	Shares	Value
Other Mined Minerals (continued)
Hi-Crush Partners LP(a)	4,000	$68,800
US Silica Holdings, Inc.	1,300	65,741
		177,486
Precious Metal Mining (13.2%)
Agnico Eagle Mines Ltd.	1,300	55,133
Algold Resources Ltd.(a)	115,200	21,683
Barrick Gold Corp.	3,400	63,172
Endeavour Mining Corp.(a)	3,500	65,325
Goldcorp, Inc.	4,000	63,800
Golden Reign Resources Ltd.(a)	138,200	23,932
Kirkland Lake Gold Ltd.(a)	10,200	72,956
Lion One Metals Ltd.(a)	30,100	19,943
Lundin Gold, Inc.(a)	5,100	20,965
Marathon Gold Corp.(a)	57,200	41,343
Pan American Silver Corp.	6,700	120,266
Select Sands Corp.(a)	49,500	53,294
TMAC Resources, Inc.(a)(b)	3,400	37,476
Torex Gold Resources, Inc.(a)	3,400	65,788
		725,076
TOTAL COMMON STOCKS
(Cost $5,365,736)		5,285,899

Security Description	Principal	Value
CORPORATE BOND (3.3%)
ENERGY (3.3%)
Coal Operations (0.8%)
Peabody Energy Corp.(c)
6.00%, 11/15/2018	$100,000	44,750

Exploration & Production (0.8%)
EV Energy Partners LP / EV Energy Finance Corp.
8.00%, 04/15/2019	53,000	42,798

Oil & Gas Services & Equipment (1.7%)
Gulfmark Offshore, Inc.
6.38%, 03/15/2022	150,000	93,000

TOTAL CORPORATE BOND
(Cost $166,083)		180,548

Security Description	Shares	Value
SHORT TERM INVESTMENTS (0.8%)
Dreyfus Treasury Securities Cash Management (7 day yield 0.386%)	44,670	44,670

TOTAL SHORT TERM INVESTMENTS
(Cost $44,670)		44,670

TOTAL INVESTMENTS - (100.0%)
(Cost $5,576,489)		5,511,117

Assets in Excess of Other Liabilities - (0.0%)(d)		24

NET ASSETS - (100.0%)		$5,511,141

(a)	Non-income producing security.

(b)
Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2017, the aggregate market value of those securities was $37,476, which represents approximately 0.68% of net assets.

(c)	Security is in default and therefore is non-income producing.
(d)	Less than 0.05%.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund	Quarterly Notes to Schedule of Investments
February 28, 2017 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds, an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE and the principal bond markets in the United States are open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. If such closing prices are not otherwise available, the securities are valued at the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask prices on such day. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. Underlying funds are valued at the investment company’s applicable net asset value.

Corporate Bonds are valued by an independent third-party pricing service approved by the Board using quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Goehring & Rozencwajg Resources Fund	Quarterly Notes to Schedule of Investments
February 28, 2017 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks (a)	$5,285,899	$–	$–	$5,285,899
Corporate Bonds	–	180,548	–	180,548
Short Term Investments	44,670	–	–	44,670
Total	$5,330,569	$180,548	$–	$5,511,117

(a)	For detailed descriptions of the underlying industries, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended February 28, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended February 28, 2017, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Goehring & Rozencwajg Resources Fund	Quarterly Notes to Schedule of Investments
February 28, 2017 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of February 28, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

Goehring & Rozencwajg Resources Fund
Gross appreciation
(excess of value over tax cost)	$268,805
Gross depreciation
(excess of tax cost over value)	(334,177)
Net unrealized depreciation	$(65,372)
Cost of investments for income tax purposes	$5,576,489

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	April 28, 2017